Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll and related expenses	$ 59,885	$ 70,724
Interest	45,034	19,858
Gaming liabilities	53,138	55,961
Player loyalty program liabilities	24,100	24,489
Advance deposits	22,240	18,922
Outstanding chip liabilities	4,570	4,928
Dividends payable	5,635	5,632
Other accrued liabilities	65,474	54,632
Total accrued liabilities	$ 280,076	$ 255,146